LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

Supplement dated June 6, 2012 to the Loomis Sayles Institutional High Income Fund Statement of Additional Information dated February 1, 2012, as may be revised and supplemented from time to time.

The following information is added to Loomis Sayles Institutional High Income Fund within the section “Ownership of Fund Shares”:

LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND

(Institutional Class)	Daniel J Fuss[1]	9.45%
Wellesley, MA 02481-5221

1 Amounts include economic value of notional investments held through a deferred compensation plan.